KEY MANAGEMENT PERSONNEL COMPENSATION - Summary of compensation of directors and other members (Details) - USD ($)	6 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
KEY MANAGEMENT PERSONNEL COMPENSATION
Salaries, social security and other benefits	$ 1,183,921	$ 1,973,491
Share-based incentives	636,519	1,867,334
Total	$ 1,820,440	$ 3,840,825